Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (15,057)	$ (19,099)	$ (25,793)
Depreciation and amortization	3,718	4,685	5,372
Stock-based compensation	2,120	2,609	3,067
Loss on asset write-off	82		2,320
Inventory write-downs	1,538	900	1,220
Gain on sale of long-term investments	(436)		(23)
Impairment loss on long-term investments	83
Gain on disposal of property and equipment, net	(428)	(106)	(85)
Deferred income taxes	78	41	101
Other, net	(36)	(1)	80
Changes in operating assets and liabilities:
Accounts receivable, net	3,235	(1,251)	3,289
Inventories	(2,963)	(200)	(1,211)
Prepaid expenses and other current assets	130	510	213
Deferred charges	(985)	(1,366)	(790)
Notes and accounts payable	(2,038)	413	(2,885)
Income tax payable	412	(124)	(244)
Accrued expenses and other current liabilities	577	(1,083)	(1,025)
Accrued pension liabilities	(12)	(25)	53
Long-term income tax payable			(66)
Other liabilities	(346)	(8,893)	9,422
Net cash used in operating activities	(10,328)	(22,990)	(6,985)
Acquisition of:
Short-term investments	(22,346)	(15,496)	(24,722)
Long-term investments		(250)
Property and equipment	(1,004)	(743)	(2,151)
Decrease (increase) in:
Restricted assets		10,000	(10,000)
Restricted cash	(1)	1	(1)
Other assets	116	108	(83)
Proceeds from:
Sale of short-term investments	34,333	52,131	48,381
Sale of long-term investments	1,304		583
Disposal of property and equipment	1,982	166	296
Net cash provided by investing activities	14,384	45,917	12,303
FINANCING ACTIVITIES
Acquisition of treasury stock	(4,965)	(8,279)	(10,916)
Proceeds from:
Exercise of stock options	44	25	80
Issuance of ordinary shares under the Employee Stock Purchase Plan	258	335	532
Net cash used in financing activities	(4,663)	(7,919)	(10,304)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	(617)	(613)	322
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,224)	14,395	(4,664)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	42,293	27,898	32,562
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	41,069	42,293	27,898
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	$ 697	$ 1,064	$ 1,307